Allowance for Loan Losses - Loan Receivables Evaluated for Impairment Individually and Collectively by Segment (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	$ 10,519	$ 10,826	$ 6,858
Collectively evaluated for impairment	357,670	336,396	291,196
Total Gross Loans	368,189	347,222	298,054
Mortgage Loans on Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	10,426	10,542	6,842
Collectively evaluated for impairment	317,552	296,561	251,861
Total Gross Loans	327,978	307,103	258,703
Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	93	284
Collectively evaluated for impairment	36,503	34,820	34,002
Total Gross Loans	36,596	35,104	34,002
Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment			16
Collectively evaluated for impairment	3,615	5,015	5,333
Total Gross Loans	$ 3,615	$ 5,015	$ 5,349